JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

September 12, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Trust”), on behalf of:
Multi-Asset Absolute Return Fund (formerly known as Global Absolute Return Strategies Fund) (the “fund”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the fund.

The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on August 28, 2019 on behalf of the fund pursuant to Rule 497(e) (Accession No. 0001133228-19-005355), which is incorporated by reference into this Rule 497 Document.

If you have any questions, please call the undersigned at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru

Harsha Pulluru

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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